Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right of use asset

Right of use asset (ROU) is summarized below:

March 31, 2021
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(44,477)
Balance ROU asset as of March 31, 2021	$112,077

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(43,491)
Total lease liabilities - March 31, 2021	$113,063
Less: current portion	(52,181)
Lease liabilities, non-current	$60,882

Non-cancellable operating lease total future payments at March 31, 2021 are summarized below:

Total minimum operating lease payments	$137,558
Less discount to fair value	(24,495)
Total lease liability at March 31, 2021	$113,063

Right of use asset (ROU) is summarized below:

September 30, 2020
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(17,778)
Balance ROU asset as of September 30, 2020	$138,776

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(17,383)
Total lease liabilities - September 30, 2020	$139,171
Less: current portion	(52,180)
Lease liabilities, non-current	$86,991

Non-cancellable operating lease total future payments at September 30, 2020 are summarized below:

Total minimum operating lease payments	$168,483
Less discount to fair value	(29,312)
Total lease liability at September 30, 2020	$139,171

Schedule of future minimum lease payments
Years ending September 30,	Amount
2021	$46,722
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$153,020

Years ending September 30,	Amount
2021	62,185
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$168,483